Regulatory and Agency Capital Requirements (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital ratios:
Tier 1 capital ratio required to be well capitalized	6.00%
Total capital ratio required to be well capitalized	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adequacy purposes	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 2 capital	$ 2.1
Minimum leverage ratio for banking organizations	3.00%
Wells Fargo & Company [Member]
Regulatory capital:
Tier 1	154.7	140.7
Total	192.9	176.2
Assets:
Risk-weighted	1,242.5	1,141.5
Adjusted average	1,637.0	1,466.7
Capital ratios:
Tier 1 capital	12.45%	12.33%
Total capital	15.53%	15.43%
Tier 1 leverage	9.45%	9.60%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Common Equity Tier 1 capital, amounts	137.1
Common Equity Tier 1 capital, ratio	11.04%
Wells Fargo Bank, NA [Member]
Regulatory capital:
Tier 1	119.9	110.0
Total	144.0	136.4
Assets:
Risk-weighted	1,142.5	1,057.3
Adjusted average	1,487.6	1,324.0
Capital ratios:
Tier 1 capital	10.49%	10.40%
Total capital	12.61%	12.90%
Tier 1 leverage	8.06%	8.31%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Common Equity Tier 1 capital, amounts	$ 119.9
Common Equity Tier 1 capital, ratio	10.49%